Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Schedule of Financial Instruments Measured at Fair Value
The following table provides the financial instruments measured at fair value (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:	$67	$—	$—	$67
Money market fund
Liabilities
Convertible preferred stock warrant liabilities	$—	$—	$95,342	$95,342
Embedded derivative liabilities	$—	$—	$—	$—

Total liabilities	$—	$—	$95,342	$95,342

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:	$67	$—	$—	$67
Money market fund
Liabilities
Convertible preferred stock warrant liabilities	$—	$—	$6,094	$6,094
Embedded derivative liabilities	$—	$—	$786	$786
Total liabilities	$—	$—	$6,880	$6,880

Key Assumptions Used for Valuation
The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

	Year Ended December 31,
	2020	2019
Volatility	65.0%	65.0%
Risk-free interest rate	0.1%	1.6%
Expected term (in years)	1.5	2.5
Dividend yield	—%	—%
Discount for lack of marketability	12.3%	40.0%

Outstanding convertible preferred stock warrants
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Schedule of Changes in Liability for Unobservable Inputs
The following table presents the changes in the liability for warrants on convertible preferred stock during the years ended December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Beginning balance at January 1,	$6,094	$1,700
Issuance of warrants	3,633	3,999
Change in fair value of warrants	85,623	395
Exercised warrants	(8)	—

Ending balance at December 31,	$95,342	$6,094

Embedded derivatives
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Schedule of Changes in Liability for Unobservable Inputs

The following table sets forth a summary of the changes in fair value of the embedded derivative liabilities:

	December 31,
	2020	2019
Beginning balance at January 1,	$786	$—
Issuance of derivative	382	2,673
Change in fair value	(1,168)	(1,887)

Ending balance at December 31,	$—	$786